Financial Instruments and Hedging Activities - Schedule of Fair Value of Interest Rate Swaps (Detail) € in Millions, $ in Millions	Dec. 31, 2016 USD ($)	Dec. 31, 2016 EUR (€)	Dec. 31, 2015 USD ($)	Dec. 31, 2015 EUR (€)
Interest Rate Swap 1 [Member]
Derivative [Line Items]
Fixed rate (as a percent)	1.671%	1.671%
Notional debt amount (millions)		€ 129.7		€ 178.3
Interest Rate Swap 2 [Member]
Derivative [Line Items]
Fixed rate (as a percent)	1.88%	1.88%
Notional debt amount (millions)		€ 61.4		10.0
Interest Rate Swap 3 [Member]
Derivative [Line Items]
Fixed rate (as a percent)	1.627%	1.627%
Notional debt amount (millions) | $	$ 225.0		$ 225.0
Interest Rate Swap 4 [Member]
Derivative [Line Items]
Fixed rate (as a percent)	0.665%	0.665%
Notional debt amount (millions)		€ 1.5		1.5
Interest Rate Swap 5 [Member]
Derivative [Line Items]
Fixed rate (as a percent)	0.752%	0.752%
Notional debt amount (millions) | $	$ 170.0		$ 0.0
Interest Rate Swap 6 [Member]
Derivative [Line Items]
Fixed rate (as a percent)	0.049%	0.049%
Notional debt amount (millions)		€ 145.0		€ 0.0